Events (Unreviewed) Subsequent to the Filing of Form 10-Q (Tables)	12 Months Ended
Dec. 31, 2024
EVOLUTION METALS LLC [Member]
Events (Unreviewed) Subsequent to the Filing of Form 10-Q (Tables) [Line Items]
Schedule of Pro Forma Condensed

For these agreements that existed as of December 31, 2024, if the liabilities were to be remeasured at June 30, 2025 to reflect the impact of the termination and at current market conditions, the change in fair value would be reflected in the six month period ended June 30, 2025, and the current liabilities are as follows:

June 30, 2025
Current liabilities:
July Investment Agreement Derivative	$112,521,314
CPU Share Allocation Obligations	2,505,277
Total liabilities	$115,026,591